UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2011

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2011 are attached hereto.

Item 2.    Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 30, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 30, 2011

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: December 30, 2011

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF OCTOBER 31, 2011

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Quantity		Market Value

	GOLD ASSETS — 19.56% of Total Net Assets
525,626 Troy Oz.	Gold bullion (a)	$906,283,759
1,230,000 Coins	One-ounce gold coins (a)	2,170,156,650

	Total Gold Assets (identified cost $1,920,509,671)	$3,076,440,409

	SILVER ASSETS — 4.18% of Total Net Assets
18,777,682 Troy Oz.	Silver bullion (a)	$648,288,095
379 Bags	Silver coins (a)	9,024,446

	Total Silver Assets (identified cost $293,331,663)	$657,312,541

Principal Amount
	SWISS FRANC ASSETS — 9.29% of Total Net Assets
CHF 659,348,764	Swiss franc deposits (a)	$757,175,889

CHF 90,000,000	2.500% Swiss Confederation Bonds, 03-12-16	$113,440,514
CHF 90,000,000	4.250% Swiss Confederation Bonds, 06-05-17	124,613,000
CHF 90,000,000	3.000% Swiss Confederation Bonds, 01-08-18	118,432,476
CHF 90,000,000	3.000% Swiss Confederation Bonds, 05-12-19	120,148,140
CHF 90,000,000	2.250% Swiss Confederation Bonds, 07-06-20	114,949,471
CHF 90,000,000	2.000% Swiss Confederation Bonds, 04-28-21	112,882,407

	Total Swiss Confederation bonds	$704,466,008

	Total Swiss Franc Assets (identified cost $1,309,784,715)	$1,461,641,897

Number of Shares

	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCES COMPANIES — 14.81% of Total Net Assets

	NATURAL RESOURCES — 8.18% of Total Net Assets
1,100,000	Apache Corporation	$109,593,000
1,600,000	BHP Billiton, Ltd. (b)	124,928,000
2,000,000	BP, p.l.c. (b)	88,360,000
2,500,000	Cameco Corporation	53,575,000
1,000,000	Chevron Corporation	105,050,000
1,500,000	ConocoPhillips	104,475,000
1,300,000	Devon Energy Corporation	84,435,000
1,300,000	Exxon Mobil Corporation	101,517,000
2,000,000	Forest Oil Corporation (a)	23,320,000
3,200,000	Freeport-McMoRan Copper & Gold, Inc.	128,832,000
1,224,970	Lone Star Resources, Inc.	9,224,024
2,500,000	Patriot Coal Corporation (a)	31,400,000
2,000,000	Peabody Energy Corporation	86,740,000
2,000,000	Plains Exploration & Production Company (a)	63,000,000
2,000,000	Rio Tinto p.l.c (b)	108,120,000
2,500,000	Vale S.A. (b)	63,525,000

		$1,286,094,024

2	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 6.63% of Total Net Assets
900,000	AvalonBay Communities, Inc.	$120,321,000
1,200,000	Boston Properties, Inc.	118,788,000
1,100,000	BRE Properties, Inc. Class A	55,132,000
2,000,000	Corporate Office Properties Trust	48,500,000
1,000,000	Digital Realty Trust, Inc.	62,330,000
3,500,000	Duke Realty Corporation	42,980,000
2,000,000	Equity One, Inc.	34,300,000
1,000,000	Federal Realty Investment Trust	88,760,000
3,500,000	Kimco Realty Corporation	61,145,000
1,000,000	Pennsylvania Real Estate Investment Trust	10,260,000
3,000,000	Prologis	89,280,000
200,000	Texas Pacific Land Trust	8,170,000
2,000,000	UDR, Inc.	49,860,000
125,000	Urstadt Biddle Properties, Inc.	2,113,750
300,000	Urstadt Biddle Properties, Inc. Class A	5,352,000
1,500,000	Vornado Realty Trust	124,215,000
2,000,000	Washington Real Estate Investment Trust	57,920,000
3,500,000	Weyerhaeuser Company	62,930,000

		$1,042,356,750

	Total Stocks of United States and Foreign Real Estate and Natural Resources Companies (identified cost $2,261,358,616)	$2,328,450,774

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 16.50% of Total Net Assets

	CHEMICALS — 1.28% of Total Net Assets
1,100,000	Air Products & Chemicals, Inc.	$94,754,000
1,500,000	Chemtura Corporation (a)	18,210,000
1,500,000	Mosaic Company	87,840,000

		$200,804,000
	COMPUTER SOFTWARE — .76% of Total Net Assets
2,000,000	Autodesk, Inc. (a)	$69,200,000
3,000,000	Symantec Corporation (a)	51,030,000

		$120,230,000
	CONSTRUCTION — .71% of Total Net Assets
1,600,000	Fluor Corporation	$90,960,000
1,500,000	Ryland Group, Inc.	20,250,000

		$111,210,000
	DATA PROCESSING — .69% of Total Net Assets
1,500,000	Agilent Technologies, Inc. (a)	$55,605,000
2,000,000	Hewlett-Packard Company	53,220,000

		$108,825,000
	ELECTRICAL & ELECTRONICS — .61% of Total Net Assets
3,000,000	Intel Corporation	$73,620,000
2,500,000	Sanmina SCI Corporation (a)	22,025,000

		$95,645,000

Continued on following page.	3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE — 1.82% of Total Net Assets
800,000	CBS Corporation Class A	$21,096,000
1,500,000	Disney (Walt) Company	52,320,000
1,000,000	Viacom, Inc. Class A	53,440,000
1,200,000	Wynn Resorts, Ltd.	159,360,000

		$286,216,000
	FINANCIAL SERVICES — 1.89% of Total Net Assets
2,900,000	Bank of New York Mellon Corporation	$61,712,000
3,500,000	Janus Capital Group, Inc.	22,960,000
3,500,000	Morgan Stanley	61,740,000
4,000,000	Schwab (Charles) Corporation	49,120,000
2,500,000	State Street Corporation	100,975,000

		$296,507,000
	MANUFACTURING — 1.84% of Total Net Assets
1,500,000	Harley-Davidson, Inc.	$58,350,000
1,200,000	Illinois Tool Works, Inc.	58,356,000
2,000,000	Mattel, Inc.	56,480,000
212,000	NACCO Industries, Inc. Class A	17,405,200
8,000	NACCO Industries, Inc. Class B	656,800
1,200,000	Parker-Hannifin Corporation	97,860,000

		$289,108,000
	OIL & GAS — .79% of Total Net Assets
3,500,000	HollyFrontier Corporation	$107,415,000
3,000,000	Parker Drilling Company (a)	16,590,000

		$124,005,000
	PHARMACEUTICALS — 1.25% of Total Net Assets
1,000,000	Amgen, Inc. (a)	$57,270,000
1,200,000	Celgene Corporation (a)	77,796,000
1,500,000	Gilead Sciences, Inc. (a)	62,490,000

		$197,556,000
	RETAIL — 1.13% of Total Net Assets
1,000,000	Costco Wholesale Corporation	$83,250,000
2,500,000	Williams-Sonoma, Inc.	93,850,000

		$177,100,000
	TELECOMMUNICATIONS — .81% of Total Net Assets
2,700,000	Juniper Networks, Inc. (a)	$66,069,000
1,200,000	Qualcomm, Inc.	61,920,000

		$127,989,000
	TRANSPORTATION — 1.55% of Total Net Assets
1,200,000	Alexander & Baldwin, Inc.	$49,812,000
1,600,000	FedEx Corporation	130,928,000
1,000,000	Kansas City Southern (a)	63,170,000

		$243,910,000
	MISCELLANEOUS — 1.37% of Total Net Assets
1,000,000	Lockheed Martin Corporation	$75,900,000
2,000,000	Nucor Corporation	75,560,000
2,000,000	Temple-Inland, Inc.	63,620,000

		$215,080,000

	Total Aggressive Growth Stock Investments (identified cost $2,410,137,288)	$2,594,185,000

4	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Principal Amount		Market Value

	DOLLAR ASSETS — 35.22% of Total Net Assets

	CORPORATE BONDS — 6.35% of Total Net Assets
$10,250,000	4.650% 3M Company, 12-15-12	$10,734,931
23,824,000	5.150% Abbott Laboratories, 11-30-12	25,037,338
25,000,000	4.850% Alabama Power Company, 12-15-12	26,140,391
30,000,000	4.950% Bank of New York Mellon Corporation, 11-01-12	31,260,365
35,000,000	5.250% Bank One Corporation, 01-30-13	36,579,010
11,100,000	3.375% BB&T Corporation, 09-25-13	11,550,416
8,000,000	4.550% Becton Dickinson & Company, 04-15-13	8,461,290
11,885,000	4.750% Berkshire Hathaway, Inc., 05-15-12	12,148,748
12,830,000	2.250% Blackrock, Inc., 12-10-12	13,029,830
35,000,000	1.875% Boeing Company, 11-20-12	35,533,666
10,018,000	5.200% Brown-Forman Corporation, 04-01-12	10,209,326
2,050,000	5.000% Campbell Soup Company, 12-03-12	2,143,875
12,500,000	8.500% Coca-Cola Enterprises, Inc., 02-01-12	12,746,217
13,615,000	4.750% ConocoPhillips, 10-15-12	14,156,124
37,462,000	5.300% Costco Wholesale Corporation, 03-15-12	38,140,272
2,825,000	8.600% Dayton Hudson Corporation, 01-15-12	2,872,400
37,500,000	4.700% Disney (Walt) Company, 12-01-12	39,266,830
11,000,000	4.625% Emerson Electric Company, 10-15-12	11,428,780
33,534,000	4.250% General Dynamics Corporation, 05-15-13	35,402,552
47,955,000	5.250% General Electric Capital Corporation, 10-19-12	49,993,447
25,000,000	4.750% Golden West Financial Corporation, 10-01-12	25,897,469
35,839,000	5.450% Goldman Sachs Group, Inc., 11-01-12	36,906,147
17,927,000	4.250% Hewlett-Packard Company, 02-24-12	18,137,895
20,000,000	4.750% International Business Machines Corporation, 11-29-12	20,941,582
14,212,000	5.150% Johnson & Johnson, 08-15-12	14,743,314
20,000,000	5.625% Kimberly Clark Corporation, 02-15-12	20,294,316
25,000,000	6.000% Lilly (Eli) & Company, 03-15-12	25,513,850
21,985,000	5.600% Lowe’s Companies, Inc., 09-15-12	22,921,146
11,920,000	7.375% Monsanto Company, 08-15-12	12,563,014
36,595,000	5.300% Morgan Stanley, 03-01-13	37,480,450
20,040,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	20,470,892
6,050,000	4.875% Nucor Corporation, 10-01-12	6,256,103
27,615,000	4.950% Oracle Corporation, 04-15-13	29,403,946
2,000,000	6.375% PACCAR, Inc., 02-15-12	2,032,507
20,000,000	6.900% Pacificorp, 11-15-11	20,042,742
15,000,000	5.750% PepsiAmericas, Inc., 07-31-12	15,594,780
36,075,000	4.875% Philip Morris International, Inc., 05-16-13	38,450,067
20,000,000	1.750% Praxair, Inc., 11-15-12	20,217,245
19,400,000	5.800% Prudential Financial, Inc., 06-15-12	19,928,845
25,000,000	.875% Texas Instruments, Inc., 05-15-13	25,111,427
17,500,000	2.150% Thermo Fisher Scientific, Inc., 12-28-12	17,790,848
6,750,000	5.375% Travelers Companies, Inc., 06-15-12	6,935,536
37,774,000	4.500% United Parcel Service, Inc., 01-15-13	39,605,687
45,000,000	4.250% Wal-Mart Stores, Inc., 05-15-13	47,494,351
25,225,000	5.500% Wyeth, 03-15-13	26,955,045

		$998,525,012

Continued on following page.	5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 26.93% of Total Net Assets
$125,000,000	United States Treasury bond strips (Principal only) 1.529%, 05-15-18 (c)	$113,144,531
125,000,000	United States Treasury bond strips (Principal only) 1.959%, 02-15-20 (c)	106,347,656
125,000,000	United States Treasury bond strips (Principal only) 2.122%, 08-15-20 (c)	103,828,125
125,000,000	United States Treasury bonds 7.250%, 05-15-16	160,703,125
125,000,000	United States Treasury bonds 6.250%, 08-15-23	174,082,031
125,000,000	United States Treasury bonds 6.000%, 02-15-26	174,218,750
125,000,000	United States Treasury bonds 5.250%, 11-15-28	165,136,719
125,000,000	United States Treasury bonds 4.500%, 02-15-36	155,000,000
125,000,000	United States Treasury bonds 3.500%, 02-15-39	132,207,031
125,000,000	United States Treasury notes .750%, 11-30-11	125,058,599
125,000,000	United States Treasury notes 1.000%, 12-31-11	125,195,313
125,000,000	United States Treasury notes .875%, 02-29-12	125,333,283
125,000,000	United States Treasury notes 1.000%, 03-31-12	125,470,001
125,000,000	United States Treasury notes 1.000%, 04-30-12	125,571,289
125,000,000	United States Treasury notes .750%, 05-31-12	125,473,633
125,000,000	United States Treasury notes .625%, 06-30-12	125,415,039
125,000,000	United States Treasury notes .375%, 08-31-12	125,239,258
125,000,000	United States Treasury notes .375%, 09-30-12	125,239,258
125,000,000	United States Treasury notes .375%, 10-31-12	125,263,673
125,000,000	United States Treasury notes .500%, 11-30-12	125,439,454
125,000,000	United States Treasury notes .625%, 12-31-12	125,654,296
125,000,000	United States Treasury notes .625%, 02-28-13	125,712,891
125,000,000	United States Treasury notes .750%, 03-31-13	125,966,798
125,000,000	United States Treasury notes .625%, 04-30-13	125,771,483
125,000,000	United States Treasury notes .500%, 05-31-13	125,556,641
125,000,000	United States Treasury notes 4.250%, 11-15-13	135,058,593
125,000,000	United States Treasury notes 2.375%, 10-31-14	132,207,031
125,000,000	United States Treasury notes 4.250%, 11-15-14	139,296,875
125,000,000	United States Treasury notes 1.250%, 09-30-15	127,812,500
125,000,000	United States Treasury notes 2.625%, 02-29-16	134,707,031
125,000,000	United States Treasury notes 2.250%, 11-30-17	131,601,562
125,000,000	United States Treasury notes 3.625%, 08-15-19	141,953,125

		$4,234,665,594

	REPURCHASE AGREEMENT — 1.94% of Total Net Assets
304,780,000	State Street Bank and Trust Company investment in a repurchase agreement, purchased 10-31-11, .010%, maturing 11-01-11, maturity value $304,780,085 (d)	$304,780,000

		$304,780,000

	Total Dollar Assets (identified cost $5,291,005,517)	$5,537,970,606

	Total Portfolio — 99.56% of total net assets (identified cost $13,486,127,470) (e)	$15,656,001,227
	Other assets, less liabilities (.44% of total net assets)	69,165,651

	Net assets applicable to outstanding shares	$15,725,166,878

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2011.
	(e) Aggregate cost for book and federal income tax purposes are the same.

6	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 100.83% of Total Net Assets
$7,000,000	United States Treasury notes .750%, 11-30-11	$7,003,282
6,000,000	United States Treasury notes 1.000%, 12-31-11	6,009,375
6,000,000	United States Treasury notes .875%, 01-31-12	6,012,187
7,000,000	United States Treasury notes .875%, 02-29-12	7,018,664
6,000,000	United States Treasury notes 4.500%, 03-31-12	6,109,922

	Total United States Treasury Securities (identified cost $32,153,847)	$32,153,430

	REPURCHASE AGREEMENT — 18.21% of Total Net Assets
5,805,000	State Street Bank and Trust Company investment in a repurchase agreement, purchased 10-31-11, .010%, maturing 11-01-11, maturity value $5,805,002 (a)	$5,805,000

	Total Repurchase Agreement (identified cost $5,805,000)	$5,805,000

	Total Portfolio — 119.04% of total net assets (identified cost $37,958,847) (b)	$37,958,430
	Liabilities, less other assets (19.04% of total net assets)	(6,070,122)

	Net assets applicable to outstanding shares	$31,888,308

	Notes:
	(a) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2011.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	7

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 95.88% of Total Net Assets

	BEVERAGES — 8.73% of Total Net Assets
$500,000	8.500% Coca-Cola Enterprises, Inc., 02-01-12	$509,849
550,000	5.750% PepsiAmericas, Inc., 07-31-12	571,809

		$1,081,658

	CHEMICALS — 4.26% of Total Net Assets
500,000	7.375% Monsanto Company, 08-15-12	$526,972

		$526,972

	DATA PROCESSING — 4.08% of Total Net Assets
500,000	4.250% Hewlett-Packard Company, 02-24-12	$505,882

		$505,882

	ELECTRIC UTILITIES — 3.02% of Total Net Assets
366,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	$373,870

		$373,870

	ENTERTAINMENT & LEISURE — 4.23% of Total Net Assets
500,000	4.700% Disney (Walt) Company, 12-01-12	$523,558

		$523,558

	FINANCIAL SERVICES — 20.77% of Total Net Assets
500,000	4.750% Berkshire Hathaway, Inc., 05-15-12	$511,096
500,000	5.250% General Electric Capital Corporation, 10-19-12	521,254
500,000	5.450% Goldman Sachs Group, Inc., 11-01-12	514,888
500,000	5.300% Morgan Stanley, 03-01-13	512,098
500,000	5.800% Prudential Financial, Inc., 06-15-12	513,630

		$2,572,966

	FOOD PRODUCTS & PROCESSING — 8.50% of Total Net Assets
500,000	5.000% Hershey Company, 04-01-13	$529,692
500,000	5.000% Campbell Soup Company, 12-03-12	522,896

		$1,052,588

8	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Principal Amount		Market Value

	MANUFACTURING — 8.21% of Total Net Assets
$500,000	6.375% PACCAR, Inc., 02-15-12	$508,127
500,000	2.150% Thermo Fisher Scientific, Inc., 12-28-12	508,310

		$1,016,437
	OIL & GAS — 4.20% of Total Net Assets
500,000	4.750% ConocoPhillips, 10-15-12	$519,872

		$519,872
	PHARMACEUTICALS — 8.43% of Total Net Assets
500,000	6.000% Lilly (Eli) & Company, 03-15-12	$510,277
500,000	5.500% Wyeth, 03-15-13	534,292

		$1,044,569
	RETAIL — 8.31% of Total Net Assets
500,000	8.600% Dayton Hudson Corporation, 01-15-12	$508,389
500,000	5.600% Lowe’s Companies, Inc., 09-15-12	521,291

		$1,029,680
	TOBACCO — 4.73% of Total Net Assets
550,000	4.875% Philip Morris International, Inc., 05-16-13	$586,210

		$586,210
	TRANSPORTATION — 4.23% of Total Net Assets
500,000	4.500% United Parcel Service, Inc., 01-15-13	$524,245

		$524,245
	MISCELLANEOUS — 4.18% of Total Net Assets
500,000	4.875% Nucor Corporation, 10-01-12	$517,033

		$517,033

	Total Corporate Bonds (identified cost $11,856,201)	$11,875,540

	REPURCHASE AGREEMENT — 2.99% of Total Net Assets
370,000	State Street Bank and Trust Company investment in a repurchase agreement, purchased 10-31-11, .010%, maturing 11-01-11, maturity value $370,001 (a)	$370,000

	Total Repurchase Agreement (identified cost $370,000)	$370,000

	Total Portfolio — 98.87% of total net assets (identified cost $12,226,201) (b)	$12,245,540
	Other assets, less liabilities (1.13% of total net assets)	139,917

	Net assets applicable to outstanding shares	$12,385,457

	Notes:
	(a) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of October 31, 2011.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	9

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 99.66% of Total Net Assets

	CHEMICALS — 5.30% of Total Net Assets
7,000	Air Products & Chemicals, Inc.	$602,980
123	Chemtura Corporation (a)	1,493
10,000	Mosaic Company	585,600

		$1,190,073

	COMPUTER SOFTWARE — 4.59% of Total Net Assets
15,000	Autodesk, Inc. (a)	$519,000
30,000	Symantec Corporation (a)	510,300

		$1,029,300

	CONSTRUCTION — 3.74% of Total Net Assets
10,000	Fluor Corporation	$568,500
20,000	Ryland Group, Inc.	270,000

		$838,500

	DATA PROCESSING — 3.43% of Total Net Assets
10,000	Agilent Technologies, Inc. (a)	$370,700
15,000	Hewlett-Packard Company	399,150

		$769,850

	ELECTRICAL & ELECTRONICS — 4.31% of Total Net Assets
25,000	Intel Corporation	$613,500
40,000	Sanmina SCI Corporation (a)	352,400

		$965,900

	ENTERTAINMENT & LEISURE — 9.45% of Total Net Assets
15,000	Disney (Walt) Company	$523,200
10,000	Viacom, Inc. Class A	534,400
8,000	Wynn Resorts, Ltd.	1,062,400

		$2,120,000

	FINANCIAL SERVICES — 9.67% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$425,600
50,000	Janus Capital Group, Inc.	328,000
25,000	Morgan Stanley	441,000
30,000	Schwab (Charles) Corporation	368,400
15,000	State Street Corporation	605,850

		$2,168,850

	MANUFACTURING — 11.48% of Total Net Assets
15,000	Harley-Davidson, Inc.	$583,500
13,000	Illinois Tool Works, Inc.	632,190
25,000	Mattel, Inc.	706,000
8,000	Parker-Hannifin Corporation	652,400

		$2,574,090

10	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. THE AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2011 (Unaudited)

Number of Shares		Market Value

	NATURAL RESOURCES — 6.49% of Total Net Assets
20,000	Freeport-McMoRan Copper & Gold, Inc.	$805,200
15,000	Peabody Energy Corporation	650,550

		$1,455,750

	OIL & GAS — 5.28% of Total Net Assets
26,000	HollyFrontier Corporation	$797,940
70,000	Parker Drilling Company (a)	387,100

		$1,185,040

	PHARMACEUTICALS — 10.60% of Total Net Assets
10,000	Amgen, Inc. (a)	$572,700
15,000	Celgene Corporation (a)	972,450
20,000	Gilead Sciences, Inc. (a)	833,200

		$2,378,350

	RETAIL — 5.48% of Total Net Assets
8,000	Costco Wholesale Corporation	$666,000
15,000	Williams-Sonoma, Inc.	563,100

		$1,229,100

	TELECOMMUNICATIONS — 4.94% of Total Net Assets
20,000	Juniper Networks, Inc. (a)	$489,400
12,000	Qualcomm, Inc.	619,200

		$1,108,600

	TRANSPORTATION — 6.46% of Total Net Assets
10,000	FedEx Corporation	$818,300
10,000	Kansas City Southern (a)	631,700

		$1,450,000

	MISCELLANEOUS — 8.44% of Total Net Assets
7,000	Lockheed Martin Corporation	$531,300
15,000	Nucor Corporation	566,700
25,000	Temple-Inland, Inc.	795,250

		$1,893,250

	Total Portfolio — 99.66% of total net assets (identified cost $14,882,493) (b)	$22,356,653
	Other assets, less liabilities (.34% of total net assets)	77,366

	Net assets applicable to outstanding shares	$22,434,019

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	11

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2011 (Unaudited)

Valuation of investments

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued based on dealer price quotes. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued at fair value by the Fund’s management pursuant to policies approved by the Fund’s Board of Directors.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best

12	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2011 (Unaudited)

information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification 820, “Fair Value Measurements and Disclosures,” to require additional disclosures regarding fair value measurements. Pursuant to ASU 2010-06, disclosures regarding transfers into and out of Levels 1 and 2 are effective for reporting periods beginning after December 15, 2009 and for interim periods within those fiscal years, and other disclosures relating to purchases, sales, issuances and settlements on a gross basis relating to Level 3 measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. There were no transfers into and out of Levels 1 and 2 during the three months ended October 31, 2011 and the Fund held no Level 3 assets during the period then ended. The Fund’s management is currently evaluating what impact further disclosures under ASU 2010-06 may have on the Fund’s financial statements.

Continued on following page.	13

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2011 (Unaudited)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Permanent Portfolio
Gold assets	$3,076,440,409	$—	$—	$3,076,440,409
Silver assets	657,312,541	—	—	657,312,541
Swiss franc assets	757,175,889	704,466,008	—	1,461,641,897
Stocks of United States and foreign real estate and natural resources companies	2,328,450,774	—	—	2,328,450,774
Aggressive growth stock investments †	2,594,185,000	—	—	2,594,185,000
Dollar assets:
Corporate bonds	—	998,525,012	—	998,525,012
United States Treasury securities	4,234,665,594	—	—	4,234,665,594
Repurchase agreement	—	304,780,000	—	304,780,000

Total Portfolio	$13,648,230,207	$2,007,771,020	$—	$15,656,001,227

	87.18%	12.82%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$32,153,430	$—	$—	$32,153,430
Repurchase agreement	—	5,805,000	—	5,805,000

Total Portfolio	$32,153,430	$5,805,000	$—	$37,958,430

	84.71%	15.29%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$11,875,540	$—	$11,875,540
Repurchase agreement	—	370,000	—	370,000

Total Portfolio	$—	$12,245,540	$—	$12,245,540

	—%	100.00%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments †	$22,356,653	$—	$—	$22,356,653

Total Portfolio	$22,356,653	$—	$—	$22,356,653

	100.00%	—%	—%	100.00%

†	See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedule of Investments for the Versatile Bond Portfolio for its industry classification of corporate bonds.

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15

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS

OCTOBER 31, 2011

12/11